Intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Intangible assets
11.	Intangible assets

			Other intangible assets
					Non-
			Customer		compete	Information
	Note	Goodwill	relationships	Trademarks	agreements	technology	Total
Cost
Balance at January 1, 2019		1,227,671	427,307	81,303	8,521	18,124	1,762,926
Additions through business combinations*	5	62,116	41,237	2,541	3,272	38	109,204
Other additions		-	-	-	-	3,636	3,636
Disposals		-	(205)	-	-	-	(205)
Extinguishments		-	(1,110)	-	(167)	(1,768)	(3,045)
Effect of movements in exchange rates		41,343	14,199	1,911	307	814	58,574
Balance at December 31, 2019		1,331,130	481,428	85,755	11,933	20,844	1,931,090
Additions through business combinations*	5	173,323	88,692	627	3,984	3,226	269,852
Other additions		-	-	-	-	1,665	1,665
Sale of business		(715)	-	-	-	(30)	(745)
Extinguishments		-	(1,397)	(1,014)	(1,456)	(440)	(4,307)
Effect of movements in exchange rates		19,888	6,219	1,034	227	483	27,851
Balance at December 31, 2020		1,523,626	574,942	86,402	14,688	25,748	2,225,406

Amortization and impairment losses
Balance at January 1, 2019		143,982	174,228	34,160	2,649	14,053	369,072
Amortization for the year		-	41,058	5,022	1,875	1,746	49,701
Disposals		-	(4)	-	-	-	(4)
Extinguishments		-	(1,110)	-	(167)	(1,768)	(3,045)
Effect of movements in exchange rates		2,908	5,592	999	113	594	10,206
Balance at December 31, 2019		146,890	219,764	40,181	4,470	14,625	425,930
Amortization for the year		-	39,580	3,897	2,160	2,576	48,213
Sale of business		-	-	-	-	(28)	(28)
Extinguishments		-	(1,397)	(1,014)	(1,456)	(440)	(4,307)
Effect of movements in exchange rates		1,126	3,652	572	130	345	5,825
Balance at December 31, 2020		148,016	261,599	43,636	5,304	17,078	475,633

Net carrying amounts
At January 1, 2019		1,083,689	253,079	47,143	5,872	4,071	1,393,854
At December 31, 2019		1,184,240	261,664	45,574	7,463	6,219	1,505,160
At December 31, 2020		1,375,610	313,343	42,766	9,384	8,670	1,749,773

* Includes non-material adjustments to prior year's acquisitions

In 2020, the Group reassessed useful lives of some operational trademarks from finite to indefinite representing a carrying value of $6.3 million. Brand recognition as well as management intent to keep the brands indefinitely were decisive factors leading to this conclusion. At the time of change in estimate, which is applied prospectively, the Group tested these trademarks for impairment, resulting in no impairment charge.

At December 31, 2020, the Group performed its annual impairment testing for indefinite life trademarks. The Group estimated the value in use to be $42.6 million (2019 - $26.7 million) compared to its carrying value of $31.6 million (2019 - $25.3 million), resulting in no impairment charge. Management used the relief-from-royalty method and discount rates between 6.6% and 9.7% (2019 – between 8.5% and 9.7%) in its analysis.

At December 31, 2020, the Group performed its annual goodwill impairment tests for operating segments which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2020	December 31, 2019	January 1, 2019
Package and Courier	189,533	185,695	176,793
Less-Than-Truckload	136,914	130,389	124,138
Truckload
Canadian Truckload	86,416	84,666	80,607
U.S. Truckload	244,824	243,914	242,236
Specialized Truckload	394,303	353,516	288,903
Logistics	323,620	186,060	171,012
	1,375,610	1,184,240	1,083,689

The results as at December 31, 2020 determined that the recoverable amounts of the Group’s operating segments exceeded their respective carrying amounts.

The recoverable amounts of the Group’s operating segments were determined using the value in use approach. The value in use methodology is based on discounted future cash flows. Management believes that the discounted future cash flows method is appropriate as it allows more precise valuation of specific future cash flows.

In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax discount rates as follows:

Reportable segment / operating segment	2020	2019
Package and Courier	9.1%	9.7%
Less-Than-Truckload	9.1%	9.2%
Truckload
Canadian Truckload	11.5%	11.7%
U.S. Truckload	10.3%	10.7%
Specialized Truckload	10.3%	11.2%
Logistics	8.5%	9.7%

The discount rates were estimated based on past experience, and industry average weighted average cost of capital, which were based on a possible range of debt leveraging of 40.0% (2019 – 50.0%) at a market interest rate of 5.9% (2019 – 7.7%).

First year cash flows were projected based on forecasted cash flows which are based on previous operating results adjusted to reflect current economic conditions. For a further 4-year period, cash flows were extrapolated using an average growth rate of 2.0% (2019 – 2.0%) in revenues and margins were adjusted where deemed appropriate. The terminal value growth rate was 2.0% (2019 – 2.0%). The values assigned to the key assumptions represent management’s assessment of future trends in the transportation industry and were based on both external and internal sources (historical data).